General (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2017	2016	2015
Premiums
Traditional life insurance	$55,996	$52,333	$48,532
Immediate annuities with life contingencies	—	—	5
Accident and health insurance	34,945	16,248	14,681

Total premiums	90,941	68,581	63,218

Contract charges
Interest-sensitive life insurance	76,103	75,940	74,829
Fixed annuities	68	69	119

Total contract charges	76,171	76,009	74,948

Total premiums and contract charges	$167,112	$144,590	$138,166